TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

Income tax provision accrued for the years ended September 30, 2025, 2024 and 2023 are as follows:

	Years Ended September 30,
	2025	2024	2023
Current income tax expense	$-	$(5,212)	$-
Deferred income tax expense	-	-	-
Total income tax expense	$-	$(5,212)	$-

SCHEDULE OF LOSS INCOME BEFORE INCOME TAX

Loss before income tax is attributable to the following geographic locations for the years ended September 30, 2025, 2024 and 2023 are as follows:

	Years Ended September 30,
	2025	2024	2023
Cayman Islands	$8,540,384	$8,211	$-
Hong Kong	528,276	154,696	-
PRC	577,482	1,112,542	2,343,238
	$9,646,142	$1,275,449	$2,343,238

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

A reconciliation of the income tax expense determined at the statutory income tax rate to the Company’s income taxes are as follows:

	Years Ended September 30,
	2025	2024	2023
Loss before income taxes	$9,646,142	$1,275,449	$2,343,238
PRC statutory income tax rate	25%	25%	25%
Income tax benefit computed at statutory corporate income tax rate	2,411,536	318,862	585,810
Reconciling items:
Additional deduction for R&D expenses	39,547	284,981	538,151
Entertainment expense	(2,829)	-	(3,362)
Effect of preferential tax rates	(144,871)	(454,662)	(448,240)
Effect of changes in tax rates	-	(2,023,126)	-
Effect of different tax rates in other jurisdictions	(2,223,582)	(27,964)	-
Change in valuation allowance	(79,801)	1,896,697	(672,359)
Income tax expense	$-	$(5,212)	$-

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAXES

The significant components of deferred taxes are as follows:

	September 30, 2025	September 30, 2024
Deferred tax assets
Net operating loss carry forwards	$1,232,478	$1,168,270
Valuation allowance	(1,232,478)	(1,168,270)
Deferred tax assets, net	$-	$-

SCHEDULE OF MOVEMENT FOR CHANGES IN VALUATION ALLOWANCES

Movement
Balance as of September 30, 2022	$2,407,161
Changes of valuation allowance	672,359
Foreign Exchange Difference	(82,965)
Balance as of September 30, 2023	2,996,555
Changes of valuation allowance	(1,896,697)
Foreign Exchange Difference	68,412
Balance as of September 30, 2024	1,168,270
Changes of valuation allowance	79,801
Foreign Exchange Difference	(15,593)
Balance as of September 30, 2025	$1,232,478

SCHEDULE OF TAXES PAYABLE

Taxes payable consisted of the following:

	September 30, 2025	September 30, 2024
VAT taxes payable	$14,546	$14,590
Income tax payable	5,007	5,351
Other taxes payable	7,151	61
Total taxes payable	$26,704	$20,002